Gains or Losses Recognized in Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Policy fees	$ 1,172,357	$ 932,737	$ 803,684
Policyholder benefits	(834,552)	(973,757)	(707,552)
Change in fair value of annuity embedded derivatives	(1,598,061)	(1,140,185)	(1,984,638)
Change in fair value of assets and liabilities	(108,682)	(819,276)	(1,966,610)
Derivatives Not Designated As Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Change in fair value of assets and liabilities	910,444	(159,487)	(204,324)
Derivatives Not Designated As Cash Flow Hedges | MVLO
Derivatives, Fair Value [Line Items]
Policy fees	568,744	518,420	408,196
Policyholder benefits	10,191	(38,024)	(185,844)
Change in fair value of annuity embedded derivatives	(2,677,038)	(1,165,614)	(798,291)
Derivatives Not Designated As Cash Flow Hedges | Over the Counter
Derivatives, Fair Value [Line Items]
Change in fair value of assets and liabilities	(479,713)	(198,790)	213,500
Derivatives Not Designated As Cash Flow Hedges | Exchange Traded Options
Derivatives, Fair Value [Line Items]
Change in fair value of assets and liabilities	(11,538)	(119,830)	(148,046)
Derivatives Not Designated As Cash Flow Hedges | Future
Derivatives, Fair Value [Line Items]
Change in fair value of assets and liabilities	1,693,399	(14,930)	(600,321)
Derivatives Not Designated As Cash Flow Hedges | Stock Appreciation Rights (SARs)
Derivatives, Fair Value [Line Items]
Change in fair value of assets and liabilities	1,823	1,292	(938)
Derivatives Not Designated As Cash Flow Hedges | Embedded Derivative
Derivatives, Fair Value [Line Items]
Change in fair value of assets and liabilities	(119)	(33)	(128)
Derivatives Not Designated As Cash Flow Hedges | Other Embedded Derivative Financial Instruments
Derivatives, Fair Value [Line Items]
Change in fair value of assets and liabilities	(623)	(2,151)	1,965
Derivatives Not Designated As Cash Flow Hedges | Forward Sales Commitments [Member]
Derivatives, Fair Value [Line Items]
Change in fair value of assets and liabilities			(473)
Derivatives Not Designated As Cash Flow Hedges | Interest Rate Swap
Derivatives, Fair Value [Line Items]
Change in fair value of assets and liabilities	(684,511)	39,610	317,242
Derivatives Not Designated As Cash Flow Hedges | Total Return Swap
Derivatives, Fair Value [Line Items]
Change in fair value of assets and liabilities	391,726	152,174	38,346
Derivatives Not Designated As Cash Flow Hedges | Currency Swap
Derivatives, Fair Value [Line Items]
Change in fair value of assets and liabilities		(16,829)	(25,471)
Derivatives Not Designated As Cash Flow Hedges | Guaranteed Minimum Withdrawal Benefit
Derivatives, Fair Value [Line Items]
Change in fair value of annuity embedded derivatives	912,073	59,087	(926,603)
Derivatives Not Designated As Cash Flow Hedges | Guaranteed Minimum Accumulation Benefit
Derivatives, Fair Value [Line Items]
Change in fair value of annuity embedded derivatives	$ 166,904	$ (33,658)	$ (259,744)